Financial Liabilities Designated At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Borrowings	¥343,669	¥311,137
Debt securities in issue	317,755	286,709

Total financial liabilities designated at fair value through profit or loss	¥661,424	¥597,846